Supplemental pension plans (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental pension plans (Tables) [Abstract]
Supplemental pension plans

Banco Bradesco S.A. also took on the obligations of Kirton Bank S.A. Banco Múltiplo with regard to Life Insurance, Health Insurance Plans, and Retirement Compensation for employees coming from Banco Bamerindus do Brasil S.A., as well as complementing Retirement and Health Plan of employees from Lloyds.

Risk factors	On December 31
	2019	2018
Nominal discount rate	6.45% - 7.45% a.a.	8.8% - 9.31% a.a.
Nominal rate of future salary increases	3.8% a.a.	4.0% a.a.
Nominal growth rate of social security benefits and plans	3.8% a.a.	4.0% a.a.
Initial rate of growth of medical costs	7.95% - 8.99% a.a.	8.16% - 9.72% a.a.
Inflation rate	3.8% a.a.	4.0% a.a.
Biometric table of overall mortality	AT 2000 and BR-SEM	AT 2000 and BR-SEM
Biometric table of entering disability	Per plan	Per plan
Expected turnover rate	-	-
Probability of entering retirement	100% in the 1ª eligibility to a benefit by the plan	100% in the 1ª eligibility to a benefit by the plan

In addition to this benefit, Bradesco and its subsidiaries offer other benefits to their employees and administrators, including health insurance, dental care, life and personal accident insurance, and professional training

Considering the above assumptions, the present value of the actuarial obligations of the benefit plans and of its assets to cover these obligations, is represented below:

	Years ended December 31 - R$ thousand
	Retirement Benefits		Other post-employment benefits
	2019	2018	2019	2018
(i) Projected benefit obligations:
At the beginning of the year	2,530,590	2,323,338	669,093	563,079
Cost of current service	179	151	-	-
Interest cost	224,508	219,239	60,185	54,654
Participant's contribution	819	881	-	-
Actuarial gain/(loss) (1)	516,333	179,851	224,683	87,962
Past service cost - plan changes	(3,920)	-	-	-
Early elimination of obligations	-	-	(1,613)	-
Benefit paid	(203,363)	(192,870)	(34,478)	(36,602)
At the end of the year	3,065,146	2,530,590	917,870	669,093

(ii) Plan assets at fair value:
At the beginning of the year	2,363,009	2,375,529	-	-
Expected earnings	209,252	225,060	-	-
Actuarial gain/(loss) (1)	332,368	(61,063)	-	-
Contributions received:
Employer	14,763	15,472	-	-
Employees	819	881	-	-
Benefit paid	(203,346)	(192,870)	-	-
At the end of the year	2,716,865	2,363,009	-	-

(iii) Changes in the unrecoverable surplus:
At the beginning of the year	54,025	206,752	-	-
Interest on the irrecoverable surplus	4,981	20,327	-	-
Change in irrecoverable surplus (1)	(22,851)	(173,054)	-	-
At the end of the year	36,155	54,025	-	-

(iv) Financed position:
Plans in deficit	384,436	221,606	917,870	669,093
Net balance	384,436	221,606	917,870	669,093
(1) In the year ended December 31, 2019, the remeasurement effects recognized in Equity Valuation Adjustments totaled R$212,188 thousand (R$93,494 thousand in 2018), net of tax effects.

The net cost/(benefit) of the pension plans.

The net cost/(benefit) of the pension plans recognized in the consolidated statement of income includes the following components:

	R$ thousand
	Years ended December 31
	2019	2018	2017
Projected benefit obligations:
Cost of service	(2,689)	151	401
Cost of interest on actuarial obligations	282,997	273,893	282,210
Expected earnings from the assets of the plan	(208,122)	(225,060)	(227,360)
Interest on recoverable surplus	4,981	20,327	13,730
Net cost/(benefit) of the pension plans	77,167	69,311	68,981

Maturity profile of the present value of the obligations of the benefit plans defined for the next years

Maturity profile of the present value of the obligations of the benefit plans defined for the next years:

	On December 31, 2019 - R$ thousand
	Retirement Benefits	Other post-employment benefits
Weighted average duration (years)	11.05	13.45
2020	210,932	39,752
2021	216,848	41,258
2022	222,420	44,650
2023	227,727	48,128
2024	232,967	51,921
After 2025	1,227,661	314,796

The assets of pension plans.

The assets of pension plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties) and the weighted-average allocation of the pension plan's assets by category is as follows:

	On December 31
	Assets of the Alvorada Plan		Assets of the Bradesco Plan		Assets of the Kirton Plan		Assets of the Losango Plan
	2019	2018	2019	2018	2019	2018	2019	2018
Asset categories
Equities	-	-	9.6%	7.9%	-	-	18.5%	17.7%
Fixed income	93.5%	93.3%	86.6%	87.5%	100.0%	100.0%	78.9%	82.3%
Real estate	5.3%	5.4%	1.9%	2.5%	-	-	-	-
Other	1.2%	1.3%	1.9%	2.1%	-	-	2.6%	-
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The sensitivity analysis of the benefit plan obligations

Below is the sensitivity analysis of the benefits plan obligations, showing the impact on the actuarial exposure (8.5% - 10.0% p.a.) assuming a 1 p.p. change in the discount rate:

Rate	Discount rate/Medical inflation rate	Sensitivity Analysis	Effect on actuarial liabilities	Effect on the present value of the obligations
Discount rate	7.45% - 8.45%	Increase of 1 p.p.	reduction	(388,252)
Discount rate	5.45% - 6.45%	Decrease of 1 p.p.	increase	475,824
Medical Inflation	8.95% - 9.99%	Increase of 1 p.p.	increase	112,355
Medical Inflation	6.95% - 7.99%	Decrease of 1 p.p.	reduction	(93,231)